Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (26,402,407)	$ (83,833,161)	$ (122,227,195)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation and amortization	2,774,653	6,113,904	5,458,596
(Recovery of) provision for credit losses	(1,352,466)	5,358,510	539,284
Share based compensation	6,027,637	5,834,999	6,058,117
Loss from disposal of property and equipment	6,262	978	188
Deferred tax benefit	(1,667,125)	(122,343)	(66,695)
Gain from fair value change in equity investments			(2,402,943)
Fair value loss on financial instruments			71,006,115
Loss (gain) from long term investment	50,192		(70,947)
Settlement loss on disposition of assets		318,129
Impairment charges	21,847,760	64,485,916	31,958,931
Loss on debt extinguishment		473,653
Change in fair value of convertible notes		(1,048,271)	21,166
Accrued interest of convertible notes	181,559	646,206	297,954
Loss from disposition of a subsidiary	(4,581,885)
Amortization of right-of-use assets-operating lease	282,414	332,131	172,435
Changes in assets and liabilities:
Notes receivable	(147,653)	27,794	(15,535)
Accounts receivable	6,102,932	231,204	(6,409,095)
Prepayments, deposits and other assets	705,505	367,168	(1,513,880)
Accounts payable	(4,451,006)	(1,587,053)	6,076,903
Accounts payable-related party
Accrued expenses and other current liabilities	(2,454,579)	2,305,539	(783,861)
Taxes payable	68,752	69,816	58,266
Deferred revenue	77,083	(646,242)	830,574
Operating lease liabilities	(308,383)	(321,317)	(141,183)
NET CASH USED IN OPERATING ACTIVITIES	(3,240,755)	(992,440)	(11,152,805)
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment from (loans to) third parties	27,998	(309,161)	(1,320,203)
Purchases of property and equipment	(227,829)	(723,977)	(679,146)
Purchases of intangible assets	(788,582)	(903,804)	(1,240,041)
Proceeds from disposal of property and equipment			59
Payment for long-term investment	(169,739)
Payments to related parties			(600,000)
Proceeds from related parties	270,156	378,713	1,350,425
Net cash received from disposal of subsidiaries	6,345
Net cash arising from business combination	8,924	47,366	58,048
NET CASH USED IN INVESTING ACTIVITIES	(872,727)	(1,510,863)	(2,430,858)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	3,046,817	4,210,848	3,954,300
Repayments of bank loans	(3,937,391)	(4,169,157)	(2,542,050)
Proceeds from private placement and market offering	8,972,600	601,639	8,537,719
Split shares		(3,435)	(3,527)
Proceeds from (payment for) issuance of convertible notes	(533,333)	1,482,159	(1,250,000)
Proceeds from (payments to) related parties	10,939	28,591	40,484
Loan from (repayment to) third party	(5,615,197)	26,465	552,108
NET CASH PROVIDE BY FINANCING ACTIVITIES	1,944,435	2,177,110	9,289,034
EFFECT OF EXCHANGE RATE CHANGES	117,194	(124,747)	(370,193)
NET DECREASE IN CASH, CASH EQUIVALENT AND RESTRICTED CASH	(2,051,853)	(450,940)	(4,664,822)
CASH, CASH EQUIVALENT AND RESTRICTED CASH - beginning of year	4,264,560	4,715,500	9,380,322
CASH, CASH EQUIVALENT AND RESTRICTED CASH - end of year	2,212,707	4,264,560	4,715,500
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	741,006	286,608	144,080
Income taxes	2,652	172	14,138
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange of lease liabilities	431,642	320,127	324,304
Conversion of convertible notes			3,128,453
Issuance shares as prepayment for potential acquisition			15,906,186
Issuance shares for acquisitions			36,718,737
Non-controlling interests recognized from step acquisitions			23,946,670
Due to related party transferred to non-controlling interests		38,892	115,050
Prepayments, deposits and other assets transferred from loan receivable			59,651,975
Prepayments, deposits and other assets as consideration for acquisitions	8,264,382	13,854,016
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	2,212,707	4,193,839	2,991,563
Restricted cash		70,721	1,723,937
Total cash and restricted cash	$ 2,212,707	$ 4,264,560	$ 4,715,500